Supplemental Information Related to Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash paid during the year:
Interest	¥ 1,433	¥ 1,741	¥ 1,637
Income taxes	26,112	34,889	34,994
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	1,547	804	1,003
Acquisitions of businesses:
Fair value of assets acquired	27,329	85,003	2,475
Fair value of liabilities assumed	(4,793)	(45,621)	(608)
Cash acquired	(4,003)	(3,928)	(422)
Subtotal	18,533	35,454	1,445
Additional payment for acquisitions of businesses in the past years			136
Total	¥ 18,533	¥ 35,454	¥ 1,581